Income Taxes - Actual Tax Rate on Loss Before Income Taxes Reconciles (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	2.50%	3.60%
Valuation allowance on deferred tax assets	(17.20%)	(24.20%)
Goodwill Impairment	(5.50%)
Equity-based compensation	(1.10%)	(1.10%)
Adjustments to prior year provision	0.70%	1.40%
Note revaluation	(0.60%)
Common stock warrant liability	0.40%	0.90%
Other	(0.20%)	(0.10%)
Effective tax rate	0.00%	1.50%